Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 2,329	€ 4,001	€ 4,869
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	(7)	58	1
Remeasurement of the net defined benefit asset/liability 36	28	58	6
Net change in fair value of equity instruments at FVOCI	(335)	139	(461)
Change in fair value of own credit risk of financial liabilities at FVPL	(19)	(116)	199
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at FVOCI	25	(42)	(177)
Realised gains/losses on debt instruments at FOVCIreclassified to the statement of profit or loss	(34)	(34)	(56)
Changes in cash flow hedge reserve	355	640	382
Exchange rate differences	(1,620)	(29)	(396)
Share of other comprehensive income of associates and joint ventures and other income	6		14
Total comprehensive income	728	4,674	4,381
Comprehensive income attributable to:
Non-controlling interests	133	142	132
Equity holders of the parent	595	4,532	4,250
Total comprehensive income	€ 728	€ 4,674	€ 4,381